United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  9/30/09

Date of Reporting Period:  Six months ended 3/31/09

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Prudent Global Income Fund

Established 2008

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2009

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	3/31/2009	[1]
Net Asset Value, Beginning of Period	$12.41
Income From Investment Operations:
Net investment income	0.04	[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.31)
TOTAL FROM INVESTMENT OPERATIONS	(0.27)
Less Distributions:
Distributions from net investment income	(0.47)
Distributions from net realized gains on investments and foreign currency transactions	--
Return of capital	--
TOTAL DISTRIBUTIONS	(0.47)
Redemption fees	0.00	[3]
Net Asset Value, End of Period	$11.67
Total Return [4]	(2.09)%

Ratios to Average Net Assets:
Net expenses	1.28	% [5,6]
Net investment income	0.61	% [6]
Expense waiver/reimbursement [7]	0.01	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$355,278
Portfolio turnover	98%

1 Prudent Global Income Fund (the "Predecessor Fund") was reorganized into Federated Prudent Global Income Fund (the "Fund") as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 The net expense ratios are calculated without reduction for fees paid indirectly for direct brokerage arrangements. The net expense ratios are 1.28%, 1.26%, 1.27%, 1.27%, 1.31% and 1.27% for the six months ended March 31, 2009 and the years ended September 30, 2008, 2007, 2006, 2005 and 2004, respectively, after taking into account these expense reductions.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended September 30, Year Ended September 30,
2008		2007		2006		2005		2004
$13.30		$12.30		$11.53		$12.41		$12.49

0.18	[2]	0.25	[2]	0.17	[2]	0.12	[2]	0.16	[2]
0.05		1.39		0.68		(0.03)		0.35
0.23		1.64		0.85		0.09		0.51

(0.82)		(0.25)		(0.02)		(0.81)		(0.55)
(0.30)		(0.39)		(0.06)		(0.12)		(0.04)
--		--		--		(0.04)		--
(1.12)		(0.64)		(0.08)		(0.97)		(0.59)
0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]
$12.41		$13.30		$12.30		$11.53		$12.41
1.57%		13.68%		7.47%		0.56%		4.15%

1.26	% [5]	1.28	% [5]	1.27	% [5]	1.31	% [5]	1.31	% [5]
1.32%		1.94%		1.43%		0.97%		1.24%
0.00	% [8]	0.01%		0.00	% [8]	0.00	% [8]	0.04%

$461,748		$378,266		$346,227		$343,011		$462,762
76%		102%		57%		232%		98%

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 3/31/2009	[1]
Net Asset Value, Beginning of Period	$11.23
Income From Investment Operations:
Net investment income (loss)	(0.02	) [2]
Net realized and unrealized gain on investments and foreign currency transactions	0.44
TOTAL FROM INVESTMENT OPERATIONS	0.42
Net Asset Value, End of Period	$11.65
Total Return [3]	3.74%

Ratios to Average Net Assets:
Net expenses	2.03	% [4,5]
Net investment income (loss)	(0.14	)% [5]
Expense waiver/reimbursement [6]	0.01	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,617
Portfolio turnover	98	% [7]

1 Reflects operations for the period from December 8, 2008 (date of initial investment) to March 31, 2009.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 The net expense ratio is calculated without reduction for fees paid indirectly for direct brokerage arrangements. The net expense ratio is 2.03% for the period ended March 31, 2009 after taking into account this expense reduction.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended March 31, 2009.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 1 to March 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 979.10	$ 6.32
Class C Shares	$1,000	$1,037.40	$ 6.46
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.55	$ 6.44
Class C Shares	$1,000	$1,014.81	$10.20

1 "Actual" expense information for the Class C Shares is for the period from December 8, 2008 (date of initial investment) to March 31, 2009. Actual expenses are equal to the Fund's annualized net expense ratio for Class C Shares, multiplied by 114/365 (to reflect the period from initial investment to March 31, 2009). "Hypothetical" expense information for Class A Shares and Class C Shares is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.28%
Class C Shares	2.03%

Portfolio of Investments Summary Table (unaudited)

At March 31, 2009, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Foreign Government Debt Securities	75.9%
U.S. Treasury Securities	9.7%
Equity Securities - Metals & Mining	4.5%
Closed-End Mutual Fund	1.4%
Cash Equivalents [2]	6.9%
Other Assets and Liabilities - Net [3]	1.6%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

March 31, 2009 (unaudited)

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCKS--4.5%
		Metals & Mining--4.5%
90,186		Agnico Eagle Mines Ltd.	$5,183,835
200,000		Kinross Gold Corp.	3,574,000
20,000		Newmont Mining Corp.	895,200
100,000		Royal Gold, Inc.	4,676,000
279,375		Yamana Gold, Inc.	2,584,219
		TOTAL COMMON STOCKS (IDENTIFIED COST $9,275,179)	16,913,254
		GOVERNMENTS/AGENCIES--75.9%
		Sovereign--72.1%
$4,100,000		Australia, Government of, Bond, 7.50%, 9/15/2009	2,913,627
5,700,000		Bundesobligation, 3.25%, 4/17/2009	7,579,078
2,800,000		Bundesschatzanweisungen, Bond, 4.00%, 9/11/2009	3,773,835
4,475,000		Canada, Government of, Bond, 4.25%, 9/1/2009	3,604,916
24,500,000		Canada, Government of, Note, 3.75%, 6/1/2009	19,540,344
88,310,000		Denmark, Government of, Bond, 6.00%, 11/15/2009	16,156,602
5,000,000		France, Government of, 4.00%, 4/25/2009	6,649,643
7,900,000		France, Government of, Note, 4.00%, 9/12/2009	10,642,568
206,500,000	[1]	Hong Kong, Government of, Treasury Bill, 0.20%, 4/8/2009	26,643,099
6,750,000		Italy, Government of, 4.25%, 11/1/2009	9,135,214
1,000,000,000		Japan, Government of, Bond, 0.70%, 9/20/2009	10,122,887
1,740,000,000		Japan, (10 Year Issue), Series 215, 1.90%, 9/21/2009	17,711,841
10,545,000		Netherlands, Government of, 3.75%, 7/15/2009	14,117,964
12,520,000		New Zealand, Government of, Bond, 7.00%, 7/15/2009	7,220,981
103,040,000		Norway, Government of, 5.50%, 5/15/2009	15,391,142
33,200,000	[1]	Singapore, Government of, Treasury Bill, Series 91, 0.37%, 4/23/2009	21,823,005
144,000,000	[1]	Sweden, Government of, Treasury Bill, 1.00%, 4/15/2009	17,513,045
65,000,000	[1]	Switzerland, Government of, Treasury Bill, 0.96%, 5/14/2009	57,306,554
		TOTAL	267,846,345
Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		GOVERNMENTS/AGENCIES--continued
		State/Provincial--1.6%
$5,275,000		New South Wales Treasury Corp., Local Government Guarantee, Series 09, 6.00%, 10/1/2009	$3,721,915
3,100,000		Queensland Treasury Corp., Series 09G, 6.00%, 7/14/2009	2,173,584
		TOTAL	5,895,499
		Supranational--2.2%
815,000,000		Inter-American Development Bank, 1.90%, 7/8/2009	8,261,021
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $287,258,380)	282,002,865
		U.S. TREASURY--9.7% [2]
		U.S Treasury Bill--9.7%
22,000,000		United States Treasury Bill, 0.10% - 1.07%, 4/2/2009	21,999,974
4,600,000		United States Treasury Bill, 0.24%, 6/11/2009	4,598,276
2,300,000		United States Treasury Bill, 0.23%, 6/18/2009	2,299,340
7,000,000		United States Treasury Bill, 0.31%, 7/9/2009	6,996,198
		TOTAL U.S. TREASURY (IDENTIFIED COST $35,890,545)	35,893,788
		CLOSED-END MUTUAL FUND--1.4%
445,000	[3]	Central Fund of Canada Ltd. (IDENTIFIED COST $1,998,050)	5,304,400
		MUTUAL FUND--6.9%
25,617,680	[4,5]	U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.01% (AT NET ASSET VALUE)	25,617,680
		TOTAL INVESTMENTS--98.4% (IDENTIFIED COST $360,039,834) [6]	365,731,987
		OTHER ASSETS AND LIABILITIES - NET--1.6% [7]	5,770,678
		TOTAL NET ASSETS--100%	$371,502,665

1 Zero coupon bond, reflects effective rate at time of purchase.

2 Discount rate at time of purchase.

3 Non-income-producing security.

4 Affiliated company.

5 7-Day net yield.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ 47,835,334
Level 2--Other Significant Observable Inputs	317,896,653
Level 3--Significant Unobservable Inputs	--
TOTAL	$ 365,731,987

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $25,617,680 of investments in an affiliated issuer (Note 5) (identified cost $360,039,834)		$365,731,987
Cash denominated in foreign currencies (identified cost $4,169,555)		4,128,938
Income receivable		5,118,088
Receivable for investments sold		317,259
Receivable for shares sold		817,493
TOTAL ASSETS		376,113,765
Liabilities:
Payable for investments purchased	$3,892,517
Payable for shares redeemed	473,877
Payable for Directors'/Trustees' fees	17,993
Payable for shareholder services fee (Note 5)	85,492
Accrued expenses	141,221
TOTAL LIABILITIES		4,611,100
Net assets for 31,837,247 shares outstanding		$371,502,665
Net Assets Consist of:
Paid-in capital		$391,313,528
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		5,607,468
Accumulated net realized loss on investments and foreign currency transactions		(23,748,598)
Distributions in excess of net investment income		(1,669,733)
TOTAL NET ASSETS		$371,502,665
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($355,278,440 ÷ 30,447,122 shares outstanding), $0.001 par value, 250,000,000 shares authorized		$11.67
Offering price per share (100/95.50 of $11.67)		$12.22
Redemption proceeds per share		$11.67
Class C Shares:
Net asset value per share ($2,617,223 ÷ 224,724 shares outstanding), $0.001 par value, 250,000,000 shares authorized		$11.65
Offering price per share		$11.65
Redemption proceeds per share (99.00/100 of $11.65)		$11.53
Institutional Shares:
Net asset value per share ($13,607,002 ÷ 1,165,401 shares outstanding), $0.001 par value, 25,000,000 shares authorized		$11.68
Offering price per share		$11.68
Redemption proceeds per share		$11.68

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2009 (unaudited)

Investment Income:
Dividends (including $11,545 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $5,979)			$64,844
Interest			3,526,489
TOTAL INCOME			3,591,333
Expenses:
Investment adviser fee (Note 5)		$1,427,149
Administrative personnel and services fee (Note 5)		140,720
Custodian fees		32,464
Transfer and dividend disbursing agent fees and expenses		103,106
Directors'/Trustees' fees		18,028
Auditing fees		45,974
Legal fees		28,145
Portfolio accounting fees		64,360
Distribution services fee--Class A Shares (Note 5)		183,406
Distribution services fee--Class C Shares (Note 5)		2,047
Shareholder services fee--Class A Shares (Note 5)		289,660
Shareholder services fee--Class C Shares (Note 5)		682
Share registration costs		45,524
Printing and postage		36,515
Insurance premiums		14,495
Miscellaneous		91,336
TOTAL EXPENSES		2,523,611
Waivers, Reimbursements and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(77,338)
Waiver of administrative personnel and services fee (Note 5)	(1,802)
Reimbursement of shareholder services fee--Class A Shares (Note 5)	(400)
Fees paid indirectly for directed brokerage arrangements (Note 6)	(259)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		(79,799)
Net expenses			2,443,812
Net investment income			1,147,521
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(23,533,985)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			11,561,971
Net realized and unrealized loss on investments and foreign currency transactions			(11,972,014)
Change in net assets resulting from operations			$(10,824,493)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2009	Year Ended 9/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,147,521	$6,025,222
Net realized gain (loss) on investments and foreign currency transactions	(23,533,985)	30,410,366
Net change in unrealized appreciation/depreciation of investments and translations of assets and liabilities in foreign currency	11,561,971	(39,452,044)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(10,824,493)	(3,016,456)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(14,635,053)	(27,462,518)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	--	(8,569,494)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,635,053)	(36,032,012)
Share Transactions:
Proceeds from sale of shares	84,926,279	359,484,680
Net asset value of shares issued to shareholders in payment of distributions declared	13,577,402	33,102,456
Cost of shares redeemed	(163,325,499)	(270,156,730)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(64,821,818)	122,430,406
Redemption Fees	35,988	99,640
Change in net assets	(90,245,376)	83,481,578
Net Assets:
Beginning of period	461,748,041	378,266,463
End of period (including undistributed (distributions in excess of) net investment income of $(1,669,733) and $11,817,799, respectively)	$371,502,665	$461,748,041

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2009 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven diversified portfolios. The financial statements included herein are only those of Federated Prudent Global Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to seek current income and capital appreciation.

Prudent Global Income Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations.

The Fund commenced offering Class C Shares and Institutional Shares on December 8, 2008.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended March 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 3/31/2009		Year Ended 9/30/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,833,740	$68,618,585	26,744,802	$359,484,680
Shares issued to shareholders in payment of distributions declared	1,202,536	13,577,402	2,528,618	33,102,456
Shares redeemed	(13,795,680)	(163,251,191)	(20,499,074)	(270,156,730)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(6,759,404)	$(81,055,204)	8,774,346	$122,430,406

	Period Ended 3/31/2009 [1]		Year Ended 9/30/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	224,734	$2,589,337	--	$--
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	(10)	(100)	--	--
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	224,724	$2,589,237	--	$--

	Period Ended 3/31/2009 [1]		Year Ended 9/30/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,171,900	$13,718,357	--	$--
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	(6,499)	(74,208)	--	--
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,165,401	$13,644,149	--	$--
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(5,369,279)	$(64,821,818)	8,774,346	$122,430,406

1 Reflects operations for the period from December 8, 2008 (date of initial investment) to March 31, 2009.

Redemption Fees

Prior to December 5, 2008, the Predecessor Fund imposed a 1.00% redemption fee to shareholders of the Fund's Class A Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Predecessor Fund as additions to paid-in-capital. For the period from October 1, 2008 to December 5, 2008, the redemption fees for Class A Shares amounted to $35,988. For the year ended September 30, 2008, the redemption fees for Class A Shares amounted to $99,640.

4. FEDERAL TAX INFORMATION

At March 31, 2009, the cost of investments for federal tax purposes was $360,039,834. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $5,692,153. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,068,749 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,376,596.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the period from December 6, 2008 to March 31, 2009, the Adviser voluntarily waived $69,772 of its fee.

For the period from December 6, 2008 to March 31, 2009, the net fee paid to the Adviser was $745,753.

Prior to the close of business on December 5, 2008, the Predecessor Fund's investment adviser was David W. Tice & Associates, LLC. After the close of business on December 5, 2008, the Predecessor Fund was reorganized into the Fund. The annual rate did not change due to this reorganization. For the period from October 1, 2008 to December 5, 2008, the net fee paid to David W. Tice & Associates, LLC was $604,058.

Administrative Fee

Effective close of business on December 5, 2008, Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. The fee for the period from December 6, 2008 to March 31, 2009 is pro-rated. For the period from December 6, 2008 to March 31, 2009 the net fee paid to FAS was $84,288 and represented 0.072% of average daily net assets of the Fund. FAS waived $1,802 of its fee.

Prior to the close of business on December 5, 2008, U.S. Bancorp Fund Services, LLC provided administrative services to the Predecessor Fund. For the period from October 1, 2008 to December 5, 2008, the net fee paid to U.S. Bancorp Fund Services, LLC was $54,630.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

For the period from December 6, 2008 to March 31, 2009, the net fee paid to FSC was $2,047. For the period from December 6, 2008 to March 31, 2009, FSC retained $2,042 of fees paid by the Fund. For the period from December 6, 2008 to March 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Prior to the close of business on December 5, 2008, Quasar Distributors, LLC was the principal distributor for the Predecessor Fund. The Predecessor Fund adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the Act. The Predecessor Fund's plan authorized payments by the Fund in connection with the distribution of its shares at an annual rate of up to 0.25% of the Fund's average daily net assets for the Class A Shares. For the period from October 1, 2008 to December 5, 2008, the net fee paid to Quasar Distributors, LLC was $183,406.

Sales Charges

Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the period from December 6, 2008 to March 31, 2009, FSC retained $11,904 in sales charges from the sale of Class A Shares.

Prior to the close of business on December 5, 2008, Quasar Distributors LLC served as distributor of the Predecessor Fund's shares. For the period from October 1, 2008 to December 5, 2008, the Predecessor Fund did not charge any sales charges on the sale of its Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the period from December 6, 2008 to March 31, 2009, FSSC voluntarily reimbursed $400 of shareholder services fees. For the period from December 6, 2008 to March 31, 2009, FSSC received $33,749 of fees paid by the Fund.

Prior to close of business on December 5, 2008, the Predecessor Fund did not charge a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the Financial Highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.28%, 2.03% and 1.03%, respectively, for the fiscal year ending September 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through November 30, 2009.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the period from December 6, 2008 to March 31, 2009, the Adviser reimbursed $7,566. Transactions with the affiliated company during the six months ended March 31, 2009 were as follows:

Affiliate	Balance of Shares Held 9/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2009	Value	Dividend Income
U.S. Treasury Cash Reserves Fund, Institutional Shares	--	82,514,135	56,896,455	25,617,680	$25,617,680	$11,545

6. EXPENSE REDUCTION

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operation expenses. For the six months ended, the Fund's expenses were reduced by $259 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2009, were as follows:

Purchases	$308,740,123
Sales	$355,646,656

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At March 31, 2009, the diversification of countries was as follows:

Country	Percentage of Net Assets
Switzerland	15.4%
Canada	10.7%
Japan	7.5%
Hong Kong	7.2%
Singapore	5.9%
France	4.7%
Sweden	4.7%
Denmark	4.3%
Norway	4.1%
Netherlands	3.8%
Italy	2.5%
Australia	2.4%
Supranational	2.2%
Georgia	2.0%
New Zealand	1.9%
Germany	1.0%

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of March 31, 2009, there were no outstanding loans. During the period from December 6, 2008 to March 31, 2009, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of March 31, 2009, there were no outstanding loans. During the period from December 6, 2008 to March 31, 2009, the program was not utilized.

11. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - August 2008

FEDERATED PRUDENT GLOBAL INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's proposed investment advisory and subadvisory contracts at meetings held in August 2008. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with development of the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of Prudent Global Income Fund (the "Predecessor Fund"), a portfolio of Prudent Bear Funds, Inc. Federated proposed that the Predecessor Fund be reorganized with and into the Fund in a tax-free reorganization which would provide shareholders of the Predecessor Fund the opportunity to become shareholders of a fund with substantially similar investment objectives and policies and the same key management personnel as the Predecessor Fund, but with sales, distribution and other fund and shareholder services provided by the same affiliates of Federated that provide such services to the other Federated funds.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the proposed advisory and subadvisory contracts.

The Board also considered the anticipated compensation and benefits to be received by the Adviser and subadviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. The Board's consideration of the proposed advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's anticipated expenses (including the proposed advisory fee itself and the overall estimated expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

It was noted that the Predecessor Fund has delivered competitive performance and strong percentile rankings since inception. Because the Fund will employ the same key management personnel and investment techniques, the Board reviewed the Predecessor Fund's performance compared to its peer group as an indicator of how the Adviser will execute the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant the approval of the advisory contract.

Because the Board was considering the advisory and subadvisory contracts in the context of Federated's proposal to create a new fund as a result of the reorganization, certain factors mentioned above (such as any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history as a Federated fund. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's proposed advisory services to the Fund at this time.

The Board based its decision to approve the proposed advisory and subadvisory contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were necessarily relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contracts reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds (which the Board has found to be satisfactory with respect to such other funds), provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C712
Cusip 31420C696

40438 (5/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Prudent Global Income Fund

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited)
	3/31/2009	[1]
Net Asset Value, Beginning of Period	$11.23
Income From Investment Operations:
Net investment income	0.02	[2]
Net realized and unrealized gain on investments and foreign currency transactions	0.43
TOTAL FROM INVESTMENT OPERATIONS	0.45
Net Asset Value, End of Period	$11.68
Total Return [3]	4.01%

Ratios to Average Net Assets:
Net expenses	1.03	% [4,5]
Net investment income	0.86	% [5]
Expense waiver/reimbursement [6]	0.01	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$13,607
Portfolio turnover	98	% [7]

1 Reflects operations for the period from December 8, 2008 (date of initial investment) to March 31, 2009.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 The net expense ratio is calculated without reduction for fees paid indirectly for direct brokerage arrangements. The net expense ratio is 1.03% for the period ended March 31, 2009 after taking into account this expense reduction.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended March 31, 2009.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 1 to March 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,040.10	$3.28
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.80	$5.19

1 "Actual" expense information for the Fund's Institutional Shares is for the period from December 8, 2008 (date of initial investment) to March 31, 2009. Actual expenses are equal to the Fund's annualized net expense ratio of 1.03%, multiplied by 114/365 (to reflect the period from initial investment to March 31, 2009). "Hypothetical" expense information is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).

Portfolio of Investments Summary Table (unaudited)

At March 31, 2009, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Foreign Government Debt Securities	75.9%
U.S. Treasury Securities	9.7%
Equity Securities - Metals and Mining	4.5%
Closed-End Mutual Fund	1.4%
Cash Equivalents [2]	6.9%
Other Assets and Liabilities - Net [3]	1.6%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

March 31, 2009 (unaudited)

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCKS--4.5%
		Metals & Mining--4.5%
90,186		Agnico Eagle Mines Ltd.	$5,183,835
200,000		Kinross Gold Corp.	3,574,000
20,000		Newmont Mining Corp.	895,200
100,000		Royal Gold, Inc.	4,676,000
279,375		Yamana Gold, Inc.	2,584,219
		TOTAL COMMON STOCKS (IDENTIFIED COST $9,275,179)	16,913,254
		GOVERNMENTS/AGENCIES--75.9%
		Sovereign--72.1%
$4,100,000		Australia, Government of, Bond, 7.50%, 9/15/2009	2,913,627
5,700,000		Bundesobligation, 3.25%, 4/17/2009	7,579,078
2,800,000		Bundesschatzanweisungen, Bond, 4.00%, 9/11/2009	3,773,835
4,475,000		Canada, Government of, Bond, 4.25%, 9/1/2009	3,604,916
24,500,000		Canada, Government of, Note, 3.75%, 6/1/2009	19,540,344
88,310,000		Denmark, Government of, Bond, 6.00%, 11/15/2009	16,156,602
5,000,000		France, Government of, 4.00%, 4/25/2009	6,649,643
7,900,000		France, Government of, Note, 4.00%, 9/12/2009	10,642,568
206,500,000	[1]	Hong Kong, Government of, Treasury Bill, 0.20%, 4/8/2009	26,643,099
6,750,000		Italy, Government of, 4.25%, 11/1/2009	9,135,214
1,000,000,000		Japan, Government of, Bond, 0.70%, 9/20/2009	10,122,887
1,740,000,000		Japan, (10 Year Issue), Series 215, 1.90%, 9/21/2009	17,711,841
10,545,000		Netherlands, Government of, 3.75%, 7/15/2009	14,117,964
12,520,000		New Zealand, Government of, Bond, 7.00%, 7/15/2009	7,220,981
103,040,000		Norway, Government of, 5.50%, 5/15/2009	15,391,142
33,200,000	[1]	Singapore, Government of, Treasury Bill, Series 91, 0.37%, 4/23/2009	21,823,005
144,000,000	[1]	Sweden, Government of, Treasury Bill, 1.00%, 4/15/2009	17,513,045
65,000,000	[1]	Switzerland, Government of, Treasury Bill, 0.96%, 5/14/2009	57,306,554
		TOTAL	267,846,345
Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		GOVERNMENTS/AGENCIES--continued
		State/Provincial--1.6%
$5,275,000		New South Wales Treasury Corp., Local Government Guarantee, Series 09, 6.00%, 10/1/2009	$3,721,915
3,100,000		Queensland Treasury Corp., Series 09G, 6.00%, 7/14/2009	2,173,584
		TOTAL	5,895,499
		Supranational--2.2%
815,000,000		Inter-American Development Bank, 1.90%, 7/8/2009	8,261,021
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $287,258,380)	282,002,865
		U.S. TREASURY--9.7% [2]
		U.S Treasury Bill--9.7%
22,000,000		United States Treasury Bill, 0.10% - 1.07%, 4/2/2009	21,999,974
4,600,000		United States Treasury Bill, 0.24%, 6/11/2009	4,598,276
2,300,000		United States Treasury Bill, 0.23%, 6/18/2009	2,299,340
7,000,000		United States Treasury Bill, 0.31%, 7/9/2009	6,996,198
		TOTAL U.S. TREASURY (IDENTIFIED COST $35,890,545)	35,893,788
		CLOSED-END MUTUAL FUND--1.4%
445,000	[3]	Central Fund of Canada Ltd. (IDENTIFIED COST $1,998,050)	5,304,400
		MUTUAL FUND--6.9%
25,617,680	[4,5]	U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.01% (AT NET ASSET VALUE)	25,617,680
		TOTAL INVESTMENTS--98.4% (IDENTIFIED COST $360,039,834) [6]	365,731,987
		OTHER ASSETS AND LIABILITIES - NET--1.6% [7]	5,770,678
		TOTAL NET ASSETS--100%	$371,502,665

1 Zero coupon bond, reflects effective rate at time of purchase.

2 Discount rate at time of purchase.

3 Non-income-producing security.

4 Affiliated company.

5 7-Day net yield.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ 47,835,334
Level 2--Other Significant Observable Inputs	317,896,653
Level 3--Significant Unobservable Inputs	--
TOTAL	$ 365,731,987

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $25,617,680 of investments in an affiliated issuer (Note 5) (identified cost $360,039,834)		$365,731,987
Cash denominated in foreign currencies (identified cost $4,169,555)		4,128,938
Income receivable		5,118,088
Receivable for investments sold		317,259
Receivable for shares sold		817,493
TOTAL ASSETS		376,113,765
Liabilities:
Payable for investments purchased	$3,892,517
Payable for shares redeemed	473,877
Payable for Directors'/Trustees' fees	17,993
Payable for shareholder services fee (Note 5)	85,492
Accrued expenses	141,221
TOTAL LIABILITIES		4,611,100
Net assets for 31,837,247 shares outstanding		$371,502,665
Net Assets Consist of:
Paid-in capital		$391,313,528
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		5,607,468
Accumulated net realized loss on investments and foreign currency transactions		(23,748,598)
Distributions in excess of net investment income		(1,669,733)
TOTAL NET ASSETS		$371,502,665
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($355,278,440 ÷ 30,447,122 shares outstanding), $0.001 par value, 250,000,000 shares authorized		$11.67
Offering price per share (100/95.50 of $11.67)		$12.22
Redemption proceeds per share		$11.67
Class C Shares:
Net asset value per share ($2,617,223 ÷ 224,724 shares outstanding), $0.001 par value, 250,000,000 shares authorized		$11.65
Offering price per share		$11.65
Redemption proceeds per share (99.00/100 of $11.65)		$11.53
Institutional Shares:
Net asset value per share ($13,607,002 ÷ 1,165,401 shares outstanding), $0.001 par value, 25,000,000 shares authorized		$11.68
Offering price per share		$11.68
Redemption proceeds per share		$11.68

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2009 (unaudited)

Investment Income:
Dividends (including $11,545 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $5,979)			$64,844
Interest			3,526,489
TOTAL INCOME			3,591,333
Expenses:
Investment adviser fee (Note 5)		$1,427,149
Administrative personnel and services fee (Note 5)		140,720
Custodian fees		32,464
Transfer and dividend disbursing agent fees and expenses		103,106
Directors'/Trustees' fees		18,028
Auditing fees		45,974
Legal fees		28,145
Portfolio accounting fees		64,360
Distribution services fee--Class A Shares (Note 5)		183,406
Distribution services fee--Class C Shares (Note 5)		2,047
Shareholder services fee--Class A Shares (Note 5)		289,660
Shareholder services fee--Class C Shares (Note 5)		682
Share registration costs		45,524
Printing and postage		36,515
Insurance premiums		14,495
Miscellaneous		91,336
TOTAL EXPENSES		2,523,611
Waivers, Reimbursements and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(77,338)
Waiver of administrative personnel and services fee (Note 5)	(1,802)
Reimbursement of shareholder services fee--Class A Shares (Note 5)	(400)
Fees paid indirectly for directed brokerage arrangements (Note 6)	(259)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		(79,799)
Net expenses			2,443,812
Net investment income			1,147,521
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(23,533,985)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			11,561,971
Net realized and unrealized loss on investments and foreign currency transactions			(11,972,014)
Change in net assets resulting from operations			$(10,824,493)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2009	Year Ended 9/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,147,521	$6,025,222
Net realized gain (loss) on investments and foreign currency transactions	(23,533,985)	30,410,366
Net change in unrealized appreciation/depreciation of investments and translations of assets and liabilities in foreign currency	11,561,971	(39,452,044)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(10,824,493)	(3,016,456)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(14,635,053)	(27,462,518)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	--	(8,569,494)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,635,053)	(36,032,012)
Share Transactions:
Proceeds from sale of shares	84,926,279	359,484,680
Net asset value of shares issued to shareholders in payment of distributions declared	13,577,402	33,102,456
Cost of shares redeemed	(163,325,499)	(270,156,730)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(64,821,818)	122,430,406
Redemption Fees	35,988	99,640
Change in net assets	(90,245,376)	83,481,578
Net Assets:
Beginning of period	461,748,041	378,266,463
End of period (including undistributed (distributions in excess of) net investment income of $(1,669,733) and $11,817,799, respectively)	$371,502,665	$461,748,041

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2009 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven diversified portfolios. The financial statements included herein are only those of Federated Prudent Global Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The investment objective of the Fund is to seek current income and capital appreciation.

Prudent Global Income Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations.

The Fund commenced offering Class C Shares and Institutional Shares on December 8, 2008.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended March 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 3/31/2009		Year Ended 9/30/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,833,740	$68,618,585	26,744,802	$359,484,680
Shares issued to shareholders in payment of distributions declared	1,202,536	13,577,402	2,528,618	33,102,456
Shares redeemed	(13,795,680)	(163,251,191)	(20,499,074)	(270,156,730)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(6,759,404)	$(81,055,204)	8,774,346	$122,430,406

	Period Ended 3/31/2009 [1]		Year Ended 9/30/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	224,734	$2,589,337	--	$--
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	(10)	(100)	--	--
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	224,724	$2,589,237	--	$--

	Period Ended 3/31/2009 [1]		Year Ended 9/30/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,171,900	$13,718,357	--	$--
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	(6,499)	(74,208)	--	--
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,165,401	$13,644,149	--	$--
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(5,369,279)	$(64,821,818)	8,774,346	$122,430,406

1 Reflects operations for the period from December 8, 2008 (date of initial investment) to March 31, 2009.

Redemption Fees

Prior to December 5, 2008, the Predecessor Fund imposed a 1.00% redemption fee to shareholders of the Fund's Class A Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Predecessor Fund as additions to paid-in-capital. For the period from October 1, 2008 to December 5, 2008, the redemption fees for Class A Shares amounted to $35,988. For the year ended September 30, 2008, the redemption fees for Class A Shares amounted to $99,640.

4. FEDERAL TAX INFORMATION

At March 31, 2009, the cost of investments for federal tax purposes was $360,039,834. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $5,692,153. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,068,749 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,376,596.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the period from December 6, 2008 to March 31, 2009, the Adviser voluntarily waived $69,772 of its fee.

For the period from December 6, 2008 to March 31, 2009, the net fee paid to the Adviser was $745,753.

Prior to the close of business on December 5, 2008, the Predecessor Fund's investment adviser was David W. Tice & Associates, LLC. After the close of business on December 5, 2008, the Predecessor Fund was reorganized into the Fund. The annual rate did not change due to this reorganization. For the period from October 1, 2008 to December 5, 2008, the net fee paid to David W. Tice & Associates, LLC was $604,058.

Administrative Fee

Effective close of business on December 5, 2008, Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. The fee for the period from December 6, 2008 to March 31, 2009 is pro-rated. For the period from December 6, 2008 to March 31, 2009 the net fee paid to FAS was $84,288 and represented 0.072% of average daily net assets of the Fund. FAS waived $1,802 of its fee.

Prior to the close of business on December 5, 2008, U.S. Bancorp Fund Services, LLC provided administrative services to the Predecessor Fund. For the period from October 1, 2008 to December 5, 2008, the net fee paid to U.S. Bancorp Fund Services, LLC was $54,630.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

For the period from December 6, 2008 to March 31, 2009, the net fee paid to FSC was $2,047. For the period from December 6, 2008 to March 31, 2009, FSC retained $2,042 of fees paid by the Fund. For the period from December 6, 2008 to March 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Prior to the close of business on December 5, 2008, Quasar Distributors, LLC was the principal distributor for the Predecessor Fund. The Predecessor Fund adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the Act. The Predecessor Fund's plan authorized payments by the Fund in connection with the distribution of its shares at an annual rate of up to 0.25% of the Fund's average daily net assets for the Class A Shares. For the period from October 1, 2008 to December 5, 2008, the net fee paid to Quasar Distributors, LLC was $183,406.

Sales Charges

Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the period from December 6, 2008 to March 31, 2009, FSC retained $11,904 in sales charges from the sale of Class A Shares.

Prior to the close of business on December 5, 2008, Quasar Distributors LLC served as distributor of the Predecessor Fund's shares. For the period from October 1, 2008 to December 5, 2008, the Predecessor Fund did not charge any sales charges on the sale of its Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the period from December 6, 2008 to March 31, 2009, FSSC voluntarily reimbursed $400 of shareholder services fees. For the period from December 6, 2008 to March 31, 2009, FSSC received $33,749 of fees paid by the Fund.

Prior to close of business on December 5, 2008, the Predecessor Fund did not charge a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the Financial Highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.28%, 2.03% and 1.03%, respectively, for the fiscal year ending September 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through November 30, 2009.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the period from December 6, 2008 to March 31, 2009, the Adviser reimbursed $7,566. Transactions with the affiliated company during the six months ended March 31, 2009 were as follows:

Affiliate	Balance of Shares Held 9/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2009	Value	Dividend Income
U.S. Treasury Cash Reserves Fund, Institutional Shares	--	82,514,135	56,896,455	25,617,680	$25,617,680	$11,545

6. EXPENSE REDUCTION

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operation expenses. For the six months ended, the Fund's expenses were reduced by $259 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2009, were as follows:

Purchases	$308,740,123
Sales	$355,646,656

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At March 31, 2009, the diversification of countries was as follows:

Country	Percentage of Net Assets
Switzerland	15.4%
Canada	10.7%
Japan	7.5%
Hong Kong	7.2%
Singapore	5.9%
France	4.7%
Sweden	4.7%
Denmark	4.3%
Norway	4.1%
Netherlands	3.8%
Italy	2.5%
Australia	2.4%
Supranational	2.2%
Georgia	2.0%
New Zealand	1.9%
Germany	1.0%

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of March 31, 2009, there were no outstanding loans. During the period from December 6, 2008 to March 31, 2009, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of March 31, 2009, there were no outstanding loans. During the period from December 6, 2008 to March 31, 2009, the program was not utilized.

11. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - August 2008

FEDERATED PRUDENT GLOBAL INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's proposed investment advisory and subadvisory contracts at meetings held in August 2008. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with development of the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of Prudent Global Income Fund (the "Predecessor Fund"), a portfolio of Prudent Bear Funds, Inc. Federated proposed that the Predecessor Fund be reorganized with and into the Fund in a tax-free reorganization which would provide shareholders of the Predecessor Fund the opportunity to become shareholders of a fund with substantially similar investment objectives and policies and the same key management personnel as the Predecessor Fund, but with sales, distribution and other fund and shareholder services provided by the same affiliates of Federated that provide such services to the other Federated funds.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the proposed advisory and subadvisory contracts.

The Board also considered the anticipated compensation and benefits to be received by the Adviser and subadviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. The Board's consideration of the proposed advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's anticipated expenses (including the proposed advisory fee itself and the overall estimated expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

It was noted that the Predecessor Fund has delivered competitive performance and strong percentile rankings since inception. Because the Fund will employ the same key management personnel and investment techniques, the Board reviewed the Predecessor Fund's performance compared to its peer group as an indicator of how the Adviser will execute the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant the approval of the advisory contract.

Because the Board was considering the advisory and subadvisory contracts in the context of Federated's proposal to create a new fund as a result of the reorganization, certain factors mentioned above (such as any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history as a Federated fund. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's proposed advisory services to the Fund at this time.

The Board based its decision to approve the proposed advisory and subadvisory contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were necessarily relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contracts reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds (which the Board has found to be satisfactory with respect to such other funds), provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C688

40439 (5/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	May 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 19, 2009